Other assets - Components of other assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of analysis of insurance revenue [line items]
Cash flow hedges (note 19)	$ 128,414	$ 121,108
Chile VAT receivable	15,834	17,824
Restricted cash for debt service and major maintenance of vessels	14,305	15,772
Deposit for catalyst supply	6,274	0
Investment in Carbon Recycling International	5,620	5,620
Defined benefit pension plans (note 21)	3,733	5,718
Other	16,855	15,416
Total other assets	214,089	201,860
Less current portion	(30,820)	(3,893)
Other assets	183,269	197,967
Fair value of Egypt gas supply contract derivative
Disclosure of analysis of insurance revenue [line items]
Fair value	14,341	20,402
Fair value of New Zealand gas supply contract derivative
Disclosure of analysis of insurance revenue [line items]
Fair value	$ 8,713	$ 0